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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3178
                                   ------------


                           RIVERSOURCE BOND SERIES, INC.
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               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:7/1/05-6/30/06
                         --------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03178
Reporting Period: 07/01/2005 - 06/30/2006
RiverSource Bond Series, Inc.









========================== RIVERSOURCE CORE BOND FUND ==========================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========================== RIVERSOURCE DISCOVERY FUND ==========================

RiverSource Discovery Fund (the "Selling Fund") was merged into RiverSource Small Cap Equity Fund, a series of RiverSource Managers Series, Inc. (the "Buying Fund") on March 10, 2006. The proxy voting record of the Selling Fund is being reported by the Buying Fund on Form N-PX filed on or about August 28, 2006. (CIK No. 0001137342/File No. 811-10321)

======================== RIVERSOURCE FLOATING RATE FUND ========================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE INCOME OPPORTUNITIES FUND =====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

=============== RIVERSOURCE INFLATION PROTECTED SECURITIES FUND ================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE LIMITED DURATION BOND FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT


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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  RiverSource Bond Series, Inc.




By (Signature and Title)*     /s/ William F. Truscott
                              -----------------------
                                  William F. Truscott
                                  President

Date                              August 28, 2006


* Print the name and title of each signing officer under his or her signature.